Exhibit 99.1

KPMG LLP
Suite 700
20 Pacifica
Irvine, CA 92618-3391

Independent Accountants’ Report on Applying Agreed-Upon Procedures

BMW Financial Services NA, LLC (the “Company”)
Mizuho Securities USA LLC
(together, the “Specified Parties”)

Re:	BMW Vehicle Lease Trust 2021-1 – Data File, XML Data File, and ALG Residual File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on the following:

(i)
specified attributes identified by the Company in the electronic data file entitled “2021-1 Initial pool cut to FF $2.5BB assets 1-5-2021 to KPMG.csv” (the “Data File”) provided by the Company on January 11, 2021, containing information related to 53,849 automobile retail leases (the “Leases”) as of December 31, 2020 (the “Cutoff Date”);

(ii)
specified attributes identified by the Company in the electronic data file entitled “2021-1 KPMG 100 Sample ALD Tape as of 1-12-2021.xlsx” (the “XML Data File”) provided by the Company on January 12, 2021, containing information related to the Selected Leases (defined below) as of the Cutoff Date; and,

(iii)
specified attribute (ALG Residual Amount) in the electronic data file entitled “2021-1 Lease ALG Recalc- Sent to KPMG.xlsx” (the “ALG Residual File”) provided by the Company on January 20, 2021, containing information related to the Selected Leases as of the Cutoff Date, each pertaining to the Leases which we were informed are intended to be included as collateral in the offering of BMW Vehicle Lease Trust 2021-1, Asset-Backed Notes. The Company is responsible for the specified attributes identified by the Company in the Data File and XML Data File, and the ALG Residual Amount in the ALG Residual File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•
The term “compared” means compared to the Source Documents (defined below) indicated in the procedure and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the materiality threshold.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the materiality threshold.

•	The term “materiality threshold” means that dollar amounts were within $0.01 and dates were within 1 day, unless otherwise stated.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

•
The term “Electronic Lien Title State List” means a list of states for which Title Documents are filed electronically provided by the Company. The list included the states of California and Florida, which are the electronic lien title states for the Selected Leases.

•	The term “Title Documents” means the Certificate of Title, Application for Title, Lien Statement, Electronic Title Document, or Title Request Form.

•	The term “ALG Residual Value” means the updated ALG residual amount (Updated ALG) of each Selected Lease in the ALG Residual File as of the Cutoff Date.

•	The term “ALG Percentage” means the percentage (ALG %-Calc) for each Selected Lease in the ALG Residual File as of the Cutoff Date.

•	The term “Mileage Adjustment Percentage” means the percentage (Mileage Allowance Adjustment) for each Selected Lease in the ALG Residual File as of the Cutoff Date.

•	The term “ALG Residual Value” means the updated ALG residual amount (“Updated ALG”) from the ALG Residual File.

•	The term “ALG Percentage” means the residual allocation percentage (“AOG %-Calc”) from the ALG Residual File.

•	The term “Mileage Adjustment Percentage” means the mileage adjustment percentage (“Mileage Allowance Adjustment”) from the ALG Residual File.

•	The term “Data File Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, methodology, or value related to the Data File, as described in Exhibit B.

•
The term “XML Data File Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, methodology, or value related to the XML Data File, as described in Exhibit C.

•	The term “ALG Residual File Instruction” means the instruction provided by the Company pertaining to a procedure related to the ALG Residual File, as described in Exhibit D.

•
The term “Source Documents” means the following information provided by the Company: Motor Vehicle Lease Agreement; Modification Letter; Florida Vehicle Website; Electronic Lien Title State List; Title Documents; Registration Application; Credit Application; information obtained from the Company’s Customer Express System, Company’s Funding System, Company’s Credit System, and Loan Center System; ALG Residual Value; ALG Percentage; and Mileage Adjustment Percentage.

I.	Data File Procedures

We were instructed by the Company to perform the following agreed-upon procedures on the Selected Leases in the Data File.

A.
We randomly selected 100 Leases from the Data File as instructed by the Company and listed in Exhibit A, attached hereto (the “Selected Leases”). For the purpose of this procedure, the Company did not inform us as to the basis for how they determined the number of Selected Leases that we were instructed to randomly select from the Data File.

B.
For each Selected Lease, we compared or recomputed the specified attributes listed below contained in the Data File to or using the corresponding information in the respective Source Documents, utilizing the Data File Instructions (as applicable). The Specified Parties indicated that the absence of any of the specified Source Documents or the inability to agree the indicated

information from the Data File to the Source Documents for each of the specified attributes, utilizing Data File Instructions, constituted an exception. The Source Documents are listed in the order of priority until such attribute was agreed.

Attribute (Field Name in the Data File)	Source Document(s)/Data File Instructions

First Payment Date (FirstPaymentDate)	Motor Vehicle Lease Agreement

Monthly Base Payment Amount (MonthlyPaymentAmt)	Company’s Customer Express System, Motor Vehicle Lease Agreement, Modification Letter

Original Term to Maturity (CurrentTerm)	Motor Vehicle Lease Agreement

Maturity Date (ContractEndDate)	Company’s Customer Express System, Motor Vehicle Lease Agreement

State of Registration (GaragingStateCode)	Title Documents

Vehicle Identification Number (VIN)	Motor Vehicle Lease Agreement

Vehicle Model Year (ModelYear)	Motor Vehicle Lease Agreement

Adjusted Manufacturer’s Suggested Retail Price (MSRPAmt)	Company’s Funding System, Credit Application, Motor Vehicle Lease Agreement

FICO Credit Score (HighestTotalCreditScore)	Company’s Credit System, Loan Center System

Remaining Term to Maturity (RemainingTerm)	Motor Vehicle Lease Agreement and Data File Instructions

Days Past Due (MaxDaysOver)	Company’s Customer Express System and Data File Instructions

ALG Residual Amount at Inception (ALGMsrp)	Data File Instructions

C.	In addition to the procedures described above, for each Selected Lease, we observed the presence of the following in the Source Documents:

•
Title Documents for each Selected Lease utilizing the Data File Instructions. We did not perform any procedures to determine if the Title Documents complied with the Company’s guidelines for preparation and we make no representation regarding the validity or enforceability of the security interest.

•	Signed Original Motor Vehicle Lease Agreement. We make no representation regarding the authenticity of the signatures.

The information listed above regarding the Selected Leases in the Data File was found to be in agreement with the respective information in the Source Documents.

There were no conclusions that resulted from the procedures.

II.	XML Data File Procedures

We were instructed by the Company to perform the following agreed-upon procedures on the Selected Leases in the XML Data File.

For each Selected Lease, we recomputed or compared the specified attributes listed below contained in the XML Data File to or using the corresponding information in the respective Source Documents, utilizing the XML Data File Instructions (as applicable). The Specified Parties indicated that the absence of any of the specified Source Documents or the inability to agree the indicated information from the XML Data File to the Source Documents for each of the specified attributes, utilizing the XML Data File Instructions, constituted an exception. The Source Documents are listed in the order of priority until such attribute was agreed.

Attribute (Field Name in the XML Data File)	Source Document(s)/XML Data File Instructions

Lease Number (ASSET_NUMBER)	Company’s Customer Express System

Origination Date (ORIGINATION DATE)	Motor Vehicle Lease Agreement

Acquisition Cost (ACQUISITION_COST)	Motor Vehicle Lease Agreement

Original Term to Maturity (ORIGINAL TERM)	Motor Vehicle Lease Agreement

Maturity Date (Maturity Date)	Company’s Customer Express System, Motor Vehicle Lease Agreement

First Payment Date (FIRST PAYMENT DATE)	Motor Vehicle Lease Agreement and XML Data File Instructions

Subvented - Yes/No (SUBVENTED)	Company’s Funding System, Loan Center System, and XML Data File Instructions

Vehicle Model (VEHICLE_MODEL)	Motor Vehicle Lease Agreement

Vehicle Model Year (VEHICLE_MODEL_YEAR)	Motor Vehicle Lease Agreement

Vehicle Type (VEHICLE TYPE CODE)	Motor Vehicle Lease Agreement, Credit Application, and XML Data File Instructions

Original Vehicle Value (VEHICLE_VALUE_AMOUNT)	Company’s Funding System, Credit Application, Motor Vehicle Lease Agreement

Contractual Residual Value (CONTRACT_RESIDUAL_VALUE)	Motor Vehicle Lease Agreement

FICO Credit Score (FICO CREDIT SCORE)	Company’s Credit System, Loan Center System

Co-lessee – Yes/No (CO SIGNER IND)	Credit Application, Loan Center System, and XML Data File Instructions

State of Registration (GEOGRAPHIC LOCATION)	Title Documents

Remaining Term to Maturity (REMAINING_TERM_NUMBER)	Motor Vehicle Lease Agreement and XML Data File Instructions

Monthly Base Payment Amount (REPORTING_PERIOD_NEXT_PAYMENT)	Company’s Customer Express System, Motor Vehicle Lease Agreement, Modification Letter

Attribute (Field Name in the XML Data File)	Source Document(s)/XML Data File Instructions

Days Past Due (CURRENT_DELINQUENCY_STATUS)	Company’s Customer Express System, and XML Data File Instructions

ALG Residual Amount at Inception (ALGMsrp)	XML Data Instructions

The information listed above regarding the Selected Leases in the XML Data File was found to be in agreement with the respective information in the Source Documents.

III.	ALG Residual File Procedures

We were instructed by the Company to perform the following agreed-upon procedure on the Selected Leases in the ALG Residual File.

For each Selected Lease, we recomputed the ALG Residual Amount utilizing the ALG Residual File Instruction.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File and XML Data File, and the specified attribute in the ALG Residual File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies and information indicated in the Data File, XML Data File, ALG Residual File, and Source Documents and Instructions without verification or evaluation of such methodologies, information, or Instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, information, or Instructions, (ii) the physical existence of the Leases, (iii) the reliability or accuracy of the Source Documents which were used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Leases to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Leases being securitized, (iii) the compliance of the originator of the Leases with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Leases that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, CA
February 19, 2021

 Exhibit A – The Selected Leases

Selected Lease Number	Lease Number	Selected Lease Number	Lease Number	Selected Lease Number	Lease Number
1	****971948	35	****340609	69	****569820
2	****977996	36	****347088	70	****584170
3	****987694	37	****356413	71	****586393
4	****995524	38	****364340	72	****610064
5	****053391	39	****367424	73	****613724
6	****056006	40	****378122	74	****617079
7	****061172	41	****384874	75	****624431
8	****087551	42	****411735	76	****631479
9	****089909	43	****412301	77	****632082
10	****092370	44	****438484	78	****633302
11	****094534	45	****438748	79	****636425
12	****099638	46	****451223	80	****638989
13	****125853	47	****451324	81	****639732
14	****126985	48	****452807	82	****639878
15	****128758	49	****460030	83	****645357
16	****134552	50	****465599	84	****645422
17	****164816	51	****473733	85	****655375
18	****167640	52	****476257	86	****661132
19	****181177	53	****485866	87	****668018
20	****194545	54	****499914	88	****668614
21	****201785	55	****503152	89	****668639
22	****217580	56	****511335	90	****672008
23	****234372	57	****514487	91	****673098
24	****237808	58	****515324	92	****674912
25	****249125	59	****518559	93	****675973
26	****256988	60	****528831	94	****676256
27	****259048	61	****532341	95	****676337
28	****260536	62	****549192	96	****677708
29	****273845	63	****552880	97	****680124
30	****278795	64	****554342	98	****688476
31	****281885	65	****556546	99	****693989
32	****296274	66	****558071	100	****699499
33	****330701	67	****560797
34	****331356	68	****564012

Exhibit B - Data File Instructions

Attribute	Data File Instructions
Remaining Term to Maturity (RemainingTerm)	Recompute the Remaining Term to Maturity using the First Payment Date, the Original Term to Maturity contained in the Motor Vehicle Lease Agreement, and the Cutoff Date.
Days Past Due (MaxDaysOver)	Recompute the Days Past Due as follows:

(i)
if the paid through date set forth in the Company’s Customer Express System was prior to the due date set forth in the Company’s Customer Express System, recompute the number of days past due as the number of days between and including the Cutoff Date and the due date set forth in the Company’s Customer Express System; and

	(ii)	if the paid through date set forth in the Company’s Customer Express System was on or after the Cutoff Date, assume the number of days past due to be zero.

ALG Residual Amount at Inception (ALGMsrp)	Recompute the ALG Residual Amount at Inception as the product of:

	(i)	the Adjusted Manufacturer’s Suggested Retail Price, and

	(ii)	the sum of:

		a.	the ALG Percentage, and

		b.	the Mileage Adjustment Percentage.

Title Documents
Observe the Title Documents for each Selected Lease listing the Company’s security interest in the motor vehicle was listed as “Financial Services Vehicle Trust” and named as the owner of the vehicle on any of the observed Title Documents.

In the event there were no Title Documents available and the State of Registration was on the Electronic Lien Title State List, perform the following procedures: (i) observe that the Electronic Lien Title was issued in the Company’s Customer Express System, and (ii) observe that the Company’s security interest in the motor vehicle was listed as “Financial Services Vehicle Trust” and named as the owner of the vehicle on the Registration Application.

In the event Title Documents related to Leases in the State of Florida were missing, search for the Title Documents using the VIN on the Florida Vehicle Website at https://services.flhsmv.gov/MVCheckWeb/ and identify that the Company’s security interest in the motor vehicle was listed as “Financial Services Vehicle Trust” and named as the owner of the vehicle on any of the observed Title Documents.

Exhibit C - XML Data File Instructions

Attribute	XML Data File Instructions
First Payment Date (FIRST PAYMENT DATE)	Compare the month and year of the First Payment Date to the corresponding information in the Motor Vehicle Lease Agreement.
Subvented - Yes/No (SUBVENTED)	For the purposes of identifying if a lease was subvented (SUBVENTED field is equal to 1, 2, or 98 in the XML Data File, as provided by the Company):

	(i)	If the Rate Type in the Company’s Funding System indicates “Sales Support,” the lease is considered “subvented.”

	(ii)	If the Rate Type in the Company’s Funding System is “New,” perform the following procedures:

	a.		if the BMW Defined Rate in the Company’s Funding System is not equal to the rate on the Motor Vehicle Lease Agreement, the lease is considered “subvented.”

	b.		if the Motor Vehicle Lease Contract indicates a cash rebate was used, the lease is considered “subvented.”

Vehicle Type (VEHICLE TYPE CODE)	Consider a Vehicle Type (VEHICLE TYPE CODE) of “1” to be a car and a Vehicle Type (VEHICLE TYPE CODE) of “3” equals to be an SUV.
Co-lessee – Yes/No (CO SIGNER IND)	Consider business leases for which an individual signed as the guarantor for the lease as “Yes” in the CO SIGNER IND field.
Remaining Term to Maturity (REMAINING_TERM_NUMB ER)	Recompute the Remaining Term to Maturity using the First Payment Date and the Original Term to Maturity contained in the Motor Vehicle Lease Agreement, and the Cutoff Date.
Days Past Due (CURRENT_DELINQUENC Y_STATUS)	Recompute the Days Past Due as follows:

(i)
if the paid through date set forth in the Company’s Customer Express System was prior to the due date set forth in the Company’s Customer Express System, recompute the number of days past due as the number of days between and including the Cutoff Date and the due date set forth in the Company’s Customer Express System; and

	(ii)	if the paid through date set forth in the Company’s Customer Express System was on or after the Cutoff Date, assume the number of days past due was zero.

ALG Residual Amount at Inception (ALGMsrp)	Recompute the ALG Residual Amount at Inception as the product of:

	(i)	the Original Vehicle Value, and

	(ii)	the sum of:

		a.	the ALG Percentage, and

		b.	the Mileage Adjustment Percentage.

Exhibit D - ALG Residual File Instruction

Attribute	ALG Residual File Instruction
ALG Residual Amount	Recompute the ALG Residual Amount as the lesser of:

	(i)	the ALG Residual Amount at Inception from the Data File, and

	(ii)	the ALG Residual Value.